COMBINED STATEMENTS OF EQUITY - USD ($) $ in Millions	Parent Company Investment	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2022	$ 11,791	$ (9)	$ 11,782
COMBINED STATEMENTS OF EQUITY
Comprehensive income, net of tax	163	(6)	157
Net decrease in Parent company investment	(137)		(137)
Ending balance at Dec. 31, 2023	11,817	(15)	11,802
COMBINED STATEMENTS OF EQUITY
Comprehensive income, net of tax	208	18	226
Net decrease in Parent company investment	(345)		(345)
Ending balance at Dec. 31, 2024	11,680	3	11,683
COMBINED STATEMENTS OF EQUITY
Net decrease in Parent company investment			(44)
Ending balance at Mar. 31, 2025		2	11,696
Beginning balance at Dec. 31, 2024	11,680	3	11,683
COMBINED STATEMENTS OF EQUITY
Comprehensive income, net of tax			190
Ending balance at Sep. 30, 2025		(1)	11,560
Beginning balance at Dec. 31, 2024	11,680	3	11,683
COMBINED STATEMENTS OF EQUITY
Comprehensive income, net of tax	220	(7)	213
Net decrease in Parent company investment	(411)		(411)
Ending balance at Dec. 31, 2025	11,489	(4)	11,485
Beginning balance at Mar. 31, 2025		2	11,696
COMBINED STATEMENTS OF EQUITY
Net decrease in Parent company investment			(137)
Ending balance at Jun. 30, 2025		(5)	11,617
COMBINED STATEMENTS OF EQUITY
Comprehensive income, net of tax			75
Net decrease in Parent company investment			(132)
Ending balance at Sep. 30, 2025		(1)	11,560
Beginning balance at Dec. 31, 2025	11,489	(4)	11,485
COMBINED STATEMENTS OF EQUITY
Net decrease in Parent company investment			42
Ending balance at Mar. 31, 2026		(3)	11,583
Beginning balance at Dec. 31, 2025	$ 11,489	(4)	11,485
COMBINED STATEMENTS OF EQUITY
Comprehensive income, net of tax			155
Ending balance at Sep. 30, 2026		23	9,827
Beginning balance at Mar. 31, 2026		(3)	11,583
COMBINED STATEMENTS OF EQUITY
Net decrease in Parent company investment			(1,806)
Ending balance at Jun. 30, 2026		2	9,835
COMBINED STATEMENTS OF EQUITY
Comprehensive income, net of tax			41
Ending balance at Sep. 30, 2026		$ 23	$ 9,827